Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Capital stock	Capital stock Common shares	Contributed surplus	Retained earnings	Accumulated other comprehensive loss	Shareholders’ equity	Non-controlling interests
Number of common shares, beginning of period at Dec. 31, 2016			89,824,338
Balance, beginning of period at Dec. 31, 2016	$ 1,805,350	$ 511,465		$ 2,568	$ 1,124,104	$ (41,302)	$ 1,596,835	$ 208,515
Net income	375,097				316,135		316,135	58,962
Other comprehensive income (loss)	(28,136)				403	(28,539)	(28,136)
Compensation expense recorded for stock options	488			488			488
Issue of shares on exercise of stock options (in shares)			98,274
Issue of shares on exercise of stock options	3,059	3,059					3,059
Reclassification of grant-date fair value on exercise of stock options	0	932		(932)
Payments for shares repurchased (in shares)			(6,152,358)
Payment for shares repurchased	(286,120)	(35,125)			(250,995)		(286,120)
Dividend payments to Methanex Corporation shareholders	(101,497)				(101,497)		(101,497)
Distributions made and accrued to non-controlling interests	(31,300)							(31,300)
Equity contributions by non-controlling interests	8,170							8,170
Number of common shares, end of period at Dec. 31, 2017			83,770,254
Balance, end of period at Dec. 31, 2017	1,745,111	480,331		2,124	1,088,150	(69,841)	1,500,764	244,347
Net income	657,984				568,982		568,982	89,002
Other comprehensive income (loss)	(12,015)				548	(12,563)	(12,015)
Compensation expense recorded for stock options	362			362			362
Issue of shares on exercise of stock options (in shares)			83,114
Issue of shares on exercise of stock options	3,210	3,210					3,210
Reclassification of grant-date fair value on exercise of stock options	0	889		(889)
Payments for shares repurchased (in shares)			(6,590,095)
Payment for shares repurchased	(444,414)	(37,886)			(406,528)		(444,414)
Dividend payments to Methanex Corporation shareholders	(105,676)				(105,676)		(105,676)
Distributions made and accrued to non-controlling interests	(36,721)							(36,721)
Number of common shares, end of period at Dec. 31, 2018			77,263,273
Balance, end of period at Dec. 31, 2018	$ 1,807,841	$ 446,544		$ 1,597	$ 1,145,476	$ (82,404)	$ 1,511,213	$ 296,628